Stockholders’ Equity (Details) - USD ($)					3 Months Ended	12 Months Ended
	Nov. 07, 2023	Jun. 30, 2023	Nov. 15, 2022	Oct. 20, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Stockholders’ Equity [Line Items]
Authorized to issue shares					71,000,000	71,000,000
Preferred stock, shares authorized					50,000,000	50,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Price per share (in Dollars per share)						$ 8.13
Preferred stock, convertible, conversion price (in Dollars per share)					$ 1
Percentage of shares to be issued upon exercise of the new warrants					75.00%	75.00%
Fair value of common stock (in Dollars)						$ 144,168
Common stock expense (in Dollars)						$ 108,126	$ 36,042
Preferred stock authorized	2,000,000
Preferred stock per share (in Dollars per share)	$ 0.25
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized	2,000,000
Equal To Volume Weighted Average Price [Member]
Stockholders’ Equity [Line Items]
Percentage of conversion price					60.00%	60.00%
Number of trading days						3 years
Equal To Per Share Price Of IPO [Member]
Stockholders’ Equity [Line Items]
Percentage of conversion price					50.00%	50.00%
Equal To Price Of Underwritten Initial Public Offering [Member]
Stockholders’ Equity [Line Items]
Percentage of conversion price					60.00%	60.00%
Number of trading days						3 days
Alchemy Advisory, LLC [Member]
Stockholders’ Equity [Line Items]
Stock or unit option plan expense (in Dollars)			$ 40,000
Fair value expenses (in Dollars)					$ 0			$ 36,042
Alchemy Advisory, LLC [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Fair value of the common stock (in Dollars)			72,084
Six Hundred And Sixty Two Capital LLC [Member]
Stockholders’ Equity [Line Items]
Fair value of the common stock (in Dollars)					144,168
Fair value expenses (in Dollars)					$ 0			$ 72,804
Equity securities restricted (in Dollars)						$ 72,084
Restricted stock or unit expense (in Dollars)						$ 54,063	$ 18,021
Alchemy Advisory, Llc [Member]
Stockholders’ Equity [Line Items]
Stock or unit option plan expense (in Dollars)			$ 40,000
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Designated shares					1,000,000	1,000,000	1,000,000
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights				25 votes	one (1) vote for each share	one (1) vote for each share
Class A Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity [Line Items]
Designated shares						1,000,000
Common stock par value (in Dollars per share)						$ 0.0001
Class A Common Stock [Member] | Alchemy Advisory, LLC [Member]
Stockholders’ Equity [Line Items]
Restricted shares issued			833
Class A Common Stock [Member] | Six Hundred And Sixty Two Capital LLC [Member]
Stockholders’ Equity [Line Items]
Restricted shares issued					417	417
Class A Common Stock [Member] | Alchemy Advisory, Llc [Member]
Stockholders’ Equity [Line Items]
Restricted shares issued			833
Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Designated shares					20,000,000	20,000,000	20,000,000
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights				1	twenty-five (25) votes for each share	twenty-five (25) votes for each share
Class B Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity [Line Items]
Designated shares						20,000,000
Common stock par value (in Dollars per share)						$ 0.0001
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized		1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001
Price per share (in Dollars per share)		$ 1,000
Preferred stock outstanding		12.00%
Series A Preferred Stock [Member] | Previously Reported [Member]
Stockholders’ Equity [Line Items]
Price per share (in Dollars per share)		$ 10
Series A Preferred Stock [Member] | Bridge Note [Member]
Stockholders’ Equity [Line Items]
Debt conversion, converted instrument, shares issued		442.458
Series A Preferred Stock [Member] | In Exchange Of Bridge Notes [Member]
Stockholders’ Equity [Line Items]
Debt conversion, converted instrument, shares issued		442,458
IPO [Member] | Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Designated shares					1,000,000	1,000,000
IPO [Member] | Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Designated shares						20,000,000
Designated share					20,000,000
IPO [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, convertible, conversion price (in Dollars per share)					$ 4	$ 4
Preferred stock convertible, beneficial conversion feature (in Dollars)					$ 2,567,866	$ 2,567,866